Segmented Information - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exploration and evaluation assets
Net expenditures	$ 412	$ 44
Non-cash and fair value changes	(98)	(61)
Capitalized costs	314	(17)
Property, plant and equipment
Net expenditures	14,019	4,865
Non-cash and fair value changes	23	(29)
Capitalized costs	14,042	4,836
Net expenditures	14,431	4,909
Total non-cash and fair value changes	(75)	(90)
Total capitalised costs	14,356	4,819
North America | Chevron Canada Limited
Property, plant and equipment
Purchase of property, plant and equipment	2,553
Purchase of exploration and evaluation assets	320
Oil Sands Mining and Upgrading | Chevron Canada Limited
Property, plant and equipment
Purchase of property, plant and equipment	6,175
Operating segments | Exploration and Production
Property, plant and equipment
Net expenditures	5,863	2,931
Non-cash and fair value changes	157	222
Capitalized costs	6,020	3,153
Operating segments | North America
Exploration and evaluation assets
Net expenditures	406	41
Non-cash and fair value changes	(29)	(36)
Capitalized costs	377	5
Property, plant and equipment
Net expenditures	5,627	2,729
Non-cash and fair value changes	(146)	(321)
Capitalized costs	5,481	2,408
Operating segments | North Sea
Property, plant and equipment
Net expenditures	39	33
Non-cash and fair value changes	295	525
Capitalized costs	334	558
Operating segments | Offshore Africa
Exploration and evaluation assets
Net expenditures	6	3
Non-cash and fair value changes	(62)	0
Capitalized costs	(56)	3
Property, plant and equipment
Net expenditures	197	169
Non-cash and fair value changes	8	18
Capitalized costs	205	187
Operating segments | Oil Sands Mining and Upgrading
Exploration and evaluation assets
Net expenditures	0	0
Non-cash and fair value changes	(7)	(25)
Capitalized costs	(7)	(25)
Property, plant and equipment
Net expenditures	8,104	1,894
Non-cash and fair value changes	(134)	(251)
Capitalized costs	7,970	1,643
Operating segments | Midstream and Refining
Property, plant and equipment
Net expenditures	11	10
Non-cash and fair value changes	0	0
Capitalized costs	11	10
Head Office
Property, plant and equipment
Net expenditures	41	30
Non-cash and fair value changes	0	0
Capitalized costs	$ 41	$ 30